REVENUE FROM CONTINUING OPERATIONS (Schedule of Revenue from contracts with customers) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | ¥		¥ 12,969
USD [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with a customer | $	$ 1,863